Document and Entity Information	Mar. 07, 2022
Cover [Abstract]
Entity Registrant Name	UPWORK, INC
Amendment Flag	false
Entity Central Index Key	0001627475
Document Type	8-K
Document Period End Date	Mar. 07, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-38678
Entity Tax Identification Number	46-4337682
Entity Address, Address Line One	475 Brannan Street
Entity Address, Address Line Two	Suite 430
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	(650)
Local Phone Number	316-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	UPWK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false